PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (642,945)	$ (93,218)	¥ (842,354)	¥ (535,111)
Operating loss	121,156	17,565	21,314	116,604
Changes in the fair value of convertible promissory notes	22,626	3,280	829,149	(2,544,220)
Net (loss) income attributable to VNET Group, Inc.	(628,530)	(91,130)	626,508	(2,570,923)
Income tax expense	(133,464)	(19,350)	(111,407)	(109,336)
Net (loss) income attributable to the VNET Group, Inc.	(775,952)	(112,504)	500,098	(2,709,347)
Parent Company
Operating Expenses
General and administrative expenses	(36,219)	(5,251)	(275,881)	(94,175)
Operating loss	(36,219)	(5,251)	(275,881)	(94,175)
Other loss	(247,083)	(35,825)	(119,932)	(168,656)
Changes in the fair value of convertible promissory notes	22,626	3,280	829,149	(2,544,220)
Share of profits (losses) from subsidiaries and Consolidated VIEs	(515,276)	(74,708)	66,762	97,704
Net (loss) income attributable to VNET Group, Inc.	(775,952)	(112,504)	500,098	(2,709,347)
Income tax expense	0	0	0	0
Net (loss) income attributable to the VNET Group, Inc.	¥ (775,952)	$ (112,504)	¥ 500,098	¥ (2,709,347)